Other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Current Assets [Abstract]
Disclosure of detailed information about other current assets [text block]
(€ million)	December 31, 2017	December 31, 2016
Fair value of derivative financial instruments	1,231	2,248
Other current assets	342	343
	1,573	2,591